RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
Schedule of Compensation to Directors and Executive Officers

Compensation to Directors and executive officers of the Group comprised the following:

	For the six months ended June 30,
	2025 (Unaudited)	2024 (Unaudited)
	$	$
Short-term employee benefits	251,410	304,576

Schedule of Transactions and Outstanding Balances Related to Key Management Personnel

The aggregate value of transactions and outstanding balances related to key management personnel and entities over which they have control or significant influence were as follows.

	Transaction values for the six months ended,		Balance outstanding as of
	June 30,	June 30,	June 30,	December 31,
	2025	2024	2025	2024
	(Unaudited)	(Unaudited)	(Unaudited)
	$	$	$	$
Repayment from a shareholder, net**	(1,514,364)	-	(1,722,000)	(207,636)
Payment made on behalf of the Company by a shareholder and amount due to a shareholder *	(4,295)	-	(69,149)	(64,854)

*	The CEO paid the interest of convertible note on behalf of the Company on March 1, 2023 with an amount of $59,559.

**	It represented loan and advance from shareholder which net off with the repayment for operational purpose. On September 10, 2024, Hong Ye Group Private Limited entered into a loan agreement with the CEO, Fu Xiaowei. The loan amounted to S$450,000 which equal to $336,331 with 8% per annum interest-bearing was due on December 9, 2024 and extended to be repayable on demand. As of June 30, 2025, S$238,354 which equal to $178,146 repayment were made. Except the loan, others were advances.

Schedule of Other Related Party Transactions	Other related party transactions
	Transaction values for the six months ended		Balance outstanding as at
	June 30,	June 30,	June 30,	December 31,
	2025	2024	2025	2024
	(Unaudited)	(Unaudited)	(Unaudited)
	$	$	$	$
Prepayment to a related party	89,446	-	469,153	353,245
Upkeeping and maintenance service provided by a related party and payable to a related party	-	-	-	(29,773)
Payment made on behalf by the Company of a related party	34,837	-	70,794	32,603
Landscape crew outsourcing service provided to a related party and receivable from a related party	24,144	-	44,638	65,285
Outdoor landscape service provided by a related party and payable to a related party	(211)	-	(5,108)	(4,995)
Unpaid acquisition consideration*	1,509,354	-	1,509,354	-

*	Pursuant to the respective Sale and Purchase Agreement (“SPAs”), the Group has agreed to defer portions of the purchase consideration relating to its acquisitions of UFS and PFS. See Note 8 for detail.